Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events

21.  Subsequent Events

The Group has evaluated subsequent events through the date these consolidated financial statements are issued, with no material events or transactions needing recognition or disclosure found.